Annual Total Returns- Vanguard Target Retirement 2045 Fund (Investor) [BarChart] - Investor - Vanguard Target Retirement 2045 Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.51%)	15.58%	24.37%	7.16%	(1.57%)	8.87%	21.42%	(7.90%)	24.94%	16.30%